September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 51.9%
iShares Core MSCI Total International Stock ETF	29,171,339	$ 2,408,969,175
iShares Enhanced Roll Yield Index Fund	11,998,727	132,105,987
iShares FTSE NAREIT All Equity REITs Index Fund	27,138,198	262,154,992
iShares Global Infrastructure ETF	3,455,697	211,212,201
Large Cap Index Master Portfolio	$3,987,750,054	3,987,750,054
Master Small Cap Index Series	$68,910,718	68,910,718
		7,071,103,127
Fixed-Income Funds — 48.0%
iShares 0-5 Year TIPS Bond ETF(b)	10,262,813	1,060,764,352
iShares U.S. Intermediate Credit Bond Index Fund	97,955,270	1,002,082,417
iShares U.S. Intermediate Government Bond Index Fund	188,611,053	1,887,996,644
iShares U.S. Long Credit Bond Index Fund	39,971,961	369,740,640
iShares U.S. Long Government Bond Index Fund	99,669,051	783,398,740
iShares U.S. Securitized Bond Index Fund	148,683,033	1,433,304,435
		6,537,287,228

Security	Shares	Value
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	48,482,535	$ 48,506,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	26,303,506	26,303,506
		74,810,282
Total Investments — 100.5% (Cost: $9,759,369,450)		13,683,200,637
Liabilities in Excess of Other Assets — (0.5)%		(65,443,545)
Net Assets — 100.0%		$ 13,617,757,092

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 187,682,552	$ —	$ (139,178,298)(a)	$ 2,572	$ (50)	$ 48,506,776	48,482,535	$ 43,596 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,349,533	7,953,973 (a)	—	—	—	26,303,506	26,303,506	520,248	—
iShares 0-5 Year TIPS Bond ETF	872,572,610	215,888,580	(55,688,759)	448,473	27,543,448	1,060,764,352	10,262,813	28,916,422	—
iShares Core MSCI Total International Stock ETF	2,094,842,034	280,467,013	(465,878,490)	37,540,765	461,997,853	2,408,969,175	29,171,339	36,249,085	—
iShares Enhanced Roll Yield Index Fund	85,029,147	41,484,855	(5,418,179)	79,926	10,930,238	132,105,987	11,998,727	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	263,876,740	8,396,165	(17,545,419)	(1,321,772)	8,749,278	262,154,992	27,138,198	4,021,753	120,111
iShares Global Infrastructure ETF	174,530,053	14,712,216	(7,545,004)	(40,041)	29,554,977	211,212,201	3,455,697	3,235,028	—
iShares TIPS Bond ETF(c)	145,667,382	—	(145,874,137)	1,528,187	(1,321,432)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,161,287,200	116,768,806	(308,637,743)	1,563,318	31,100,836	1,002,082,417	97,955,270	35,772,994	—
iShares U.S. Intermediate Government Bond Index Fund	855,159,834	1,080,235,819	(72,996,271)	(734,157)	26,331,419	1,887,996,644	188,611,053	33,684,607	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Long Credit Bond Index Fund	$ 479,097,021	$ 32,935,926	$ (154,037,882)	$ (18,637,900)	$ 30,383,475	$ 369,740,640	39,971,961	$ 16,515,173	$ —
iShares U.S. Long Government Bond Index Fund	1,071,026,112	96,482,157	(410,307,966)	(106,765,852)	132,964,289	783,398,740	99,669,051	29,162,883	—
iShares U.S. Securitized Bond Index Fund	1,323,279,581	138,252,259	(78,816,612)	(4,810,310)	55,399,517	1,433,304,435	148,683,033	39,168,821	—
Large Cap Index Master Portfolio	3,970,207,232	—	(475,604,328)(a)(d)	59,555,952	433,591,198	3,987,750,054	$3,987,750,054	37,649,304	—
Master Small Cap Index Series	97,848,197	—	(33,663,667)(a)(d)	2,541,433	2,184,755	68,910,718	$68,910,718	645,822	—
				$ (29,049,406)	$ 1,249,409,801	$ 13,683,200,637		$ 265,585,736	$ 120,111

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,014,442,355	$ —	$ —	$ 3,014,442,355
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 6,537,287,228	$ —	$ —	$ 6,537,287,228
Money Market Funds	74,810,282	—	—	74,810,282
	$9,626,539,865	$—	$—	9,626,539,865
Investments Valued at NAV(a)				4,056,660,772
				$ 13,683,200,637

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International